Leases (Details) - Schedule of Carrying Amount of Right-of-Use Assets - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	$ 589,721	$ 778,414	$ 778,414	$ 456,670
Additions			419,394	1,320,921
Remeasurement on lease modifications			134,429
Remeasurement on lease modifications				(128,756)
Depreciation charge	(358,474)	(385,376)	(743,956)	(871,157)	$ (784,029)
Exchange realignment			1,440	736
Balance ending	338,446		589,721	778,414	456,670
Office premises [Member]
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	583,078	775,876	775,876	449,044
Additions			412,276	1,320,921
Remeasurement on lease modifications			134,429
Remeasurement on lease modifications				(128,756)
Depreciation charge			(740,950)	(866,094)
Exchange realignment			1,447	761
Balance ending			583,078	775,876	449,044
Office equipment [Member]
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	$ 6,643	$ 2,538	2,538	7,626
Additions			7,118
Remeasurement on lease modifications
Depreciation charge			(3,006)	(5,063)
Exchange realignment			(7)	(25)
Balance ending			$ 6,643	$ 2,538	$ 7,626